Cover	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-36254
Entity Registrant Name	AVID TECHNOLOGY, INC.
Entity Central Index Key	0000896841
Entity Tax Identification Number	04-2977748
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	75 Blue Sky Drive
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(978)
Local Phone Number	640-6789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	AVID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false